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                                                           [MetLife Letterhead]

                                          JOHN M. RICHARDS
                                          SENIOR COUNSEL
                                          Metropolitan Life Insurance Company
                                          501 Boylston Street
                                          Boston, MA 02116-3700

MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

VIA EDGAR TRANSMISSION
______________________

November 14, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account Five
     File No. 333-138567 (Class A)
     Rule 497(j)
     _______________________________________________

Commissioners:

   On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information ("SAI") dated November 9, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI filed electronically with the Commission on November 9, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel